Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	547,300
Options exercised (in shares)	156	1,239
Ending balance (in shares)	531,100	547,300
Class A Common Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	7,765	7,768
Class A common shares conversion (in shares)		(3)
Options exercised (in shares)	0	0
Acquired and cancelled pursuant to normal course issuer bid (in shares)	0	0
Ending balance (in shares)	7,765	7,765
Class B Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	539,528	562,925
Class A common shares conversion (in shares)		3
Options exercised (in shares)	145	1,239
Acquired and cancelled pursuant to normal course issuer bid (in shares)	(16,292)	(24,639)
Ending balance (in shares)	523,381	539,528